Earnings per Unit and Cash Distributions - Additional Information (Details) - $ / shares		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 09, 2017	Apr. 30, 2013	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Distribution Made to Limited Partner
Number of general partner units outstanding			615,117	615,117	615,117
General Partner | First Target Distribution
Distribution Made to Limited Partner
Required percentage of operating surplus distribution				1.85%
General Partner | Second Target Distribution
Distribution Made to Limited Partner
Required percentage of operating surplus distribution				1.85%
General Partner | Third Target Distribution
Distribution Made to Limited Partner
Required percentage of operating surplus distribution				1.85%
General Partner | Fourth Target Distribution
Distribution Made to Limited Partner
Required percentage of operating surplus distribution				1.85%
General Partner | Target Distribution Thereafter
Distribution Made to Limited Partner
Required percentage of operating surplus distribution				1.85%
IDR Holders | Maximum
Distribution Made to Limited Partner
Required percentage of operating surplus distribution			48.00%
IDR Holders | Third Target Distribution
Distribution Made to Limited Partner
Required percentage of operating surplus distribution				13.00%
IDR Holders | Fourth Target Distribution
Distribution Made to Limited Partner
Required percentage of operating surplus distribution				23.00%
IDR Holders | Target Distribution Thereafter
Distribution Made to Limited Partner
Required percentage of operating surplus distribution				48.00%
Common Units
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding			32,694,094	32,694,094	32,694,094
Weighted average number of common units outstanding				32,694,000	30,068,000	23,917,000
Common Units | Limited Partner | Minimum Quarterly Distribution
Distribution Made to Limited Partner
Distribution, per unit			$ 0.375	$ 0.375
Common Units | Limited Partner | First Target Distribution
Distribution Made to Limited Partner
Required percentage of operating surplus distribution				98.15%
Distribution, per unit			0.43125	$ 0.43125
Common Units | Limited Partner | Second Target Distribution
Distribution Made to Limited Partner
Required percentage of operating surplus distribution				98.15%
Distribution, per unit			0.46875	$ 0.46875
Common Units | Limited Partner | Third Target Distribution
Distribution Made to Limited Partner
Required percentage of operating surplus distribution				85.15%
Distribution, per unit			$ 0.5625	$ 0.5625
Common Units | Limited Partner | Fourth Target Distribution
Distribution Made to Limited Partner
Required percentage of operating surplus distribution				75.15%
Common Units | Limited Partner | Target Distribution Thereafter
Distribution Made to Limited Partner
Required percentage of operating surplus distribution				50.15%
Common Units | Public
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding			24,036,226	24,036,226
Common Units | KNOT
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding			8,567,500	8,567,500
Public | Partnership
Distribution Made to Limited Partner
Percentage of limited partner interest		49.00%		73.50%
KNOT | Partnership
Distribution Made to Limited Partner
Percentage of limited partner interest		49.00%		26.20%
KNOT, through ownership of General Partner | KNOT
Distribution Made to Limited Partner
Number of general partner units outstanding			615,117	615,117
KNOT, through ownership of General Partner | Common Units | KNOT
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding			90,368	90,368
KNOT, through ownership of General Partner | Partnership
Distribution Made to Limited Partner
Percentage of limited partner interest				0.30%
Percentage of general partner interest				1.85%
General Partner | Partnership
Distribution Made to Limited Partner
Percentage of general partner interest	1.85%	2.00%		1.85%